Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 57	£ 57	[1]
Deferred income tax liabilities	(37)	(40)	[1]
Net deferred income tax asset/(liability)	£ 20	£ 17

[1]	Comparative balances have been restated – see Note 1b.